UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value

Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.49%, 11/25/35	USD	403	$368,692
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.31%, 5/15/13		422	419,020
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.51%, 2/25/35		295	270,594
Chase Issuance Trust, Series 2007-A9, Class A, 0.26%, 6/16/14		2,200	2,193,313
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		487	484,815
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36		700	428,894
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.52%, 10/25/35		189	178,875
Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR2, Class A2, 0.41%, 3/25/36		452	421,170
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.53%, 5/25/31 (b)		495	256,204

Total Asset-Backed Securities – 3.2%			5,021,577

Common Stocks (c)	Shares

Media — 0.0%
Charter Communications, Inc.	532	18,089
Dex One Corp.	2,135	18,191

Total Common Stocks – 0.0%		36,280

Corporate Bonds	Par (000)		Value

Air Freight & Logistics — 0.1%
CEVA Group Plc, 11.50%, 4/01/18 (b)	USD	100	$106,193

Beverages — 0.1%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16 (b)		100	103,000

Capital Markets — 2.5%
Deutsche Bank AG, 4.88%, 5/20/13		700	755,669
The Goldman Sachs Group, Inc., 6.75%, 10/01/37		500	510,644
Lazard Group LLC, 6.85%, 6/15/17		500	532,234
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	770,357
Morgan Stanley:
6.00%, 4/28/15		300	327,105
5.50%, 1/26/20		100	101,265
Nomura Holdings, Inc., 6.70%, 3/04/20		400	456,826
UBS AG, Series DPNT, 5.88%, 12/20/17		500	564,418

			4,018,518

Chemicals — 0.4%
Huntsman International LLC, 7.88%, 11/15/14		200	201,500
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	79,250
LBI Escrow Corp., 8.00%, 11/01/17 (b)		100	107,375
RPM International, Inc., 6.25%, 12/15/13		50	55,621
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	228,844

			672,590

Commercial Banks — 1.6%
Barclays Bank Plc, 5.13%, 1/08/20		500	531,536
Discover Bank, 8.70%, 11/18/19		400	472,364
HSBC Holdings Plc, 6.50%, 9/15/37		400	460,917

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Certificates of Participation
EUR	Euro
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RB	Revenue Bonds
PEN	Peru Nuevos Soles
PHP	Philippines Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	AUGUST 31, 2010	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
HSBK Europe BV, 7.25%, 5/03/17	USD	400	$397,000
Regions Financial Corp., 7.75%, 11/10/14		200	215,703
Royal Bank of Scotland Group Plc, 6.40%, 10/21/19		500	534,558

			2,612,078

Commercial Services & Supplies — 0.3%
Johnson Diversey Holdings, Inc., 10.50%, 5/15/20		100	111,810
International Lease Finance Corp., 6.50%, 9/01/14 (b)		150	153,750
RSC Equipment Rental, Inc., 9.50%, 12/01/14		200	204,000

			469,560

Communications Equipment — 0.1%
Viasat, Inc., 8.88%, 9/15/16		100	105,875

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
7.50%, 8/01/12		200	209,953
7.00%, 4/15/15		100	103,270
6.63%, 8/15/17		150	152,456
8.13%, 1/15/20		100	109,375

			575,054

Containers & Packaging — 0.2%
Ball Corp., 7.38%, 9/01/19		100	107,250
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		100	107,500
Solo Cup Co., 8.50%, 2/15/14		100	84,500

			299,250

Diversified Financial Services — 1.2%
Ally Financial Inc.:
6.88%, 9/15/11		150	152,625
6.88%, 8/28/12		200	204,500
8.00%, 12/31/18		100	96,375
Citigroup, Inc., 5.00%, 9/15/14		400	411,002
General Electric Capital Corp.:
0.41%, 10/21/10 (a)		72	72,040
Series G, 6.00%, 8/07/19		500	561,921
Moody’s Corp., 5.50%, 9/01/20		400	407,418

			1,905,881

Diversified Telecommunication Services — 0.9%
Frontier Communications Corp.:
8.25%, 4/15/17		100	105,750
8.50%, 4/15/20		100	106,125
Telecom Italia Capital SA:
4.95%, 9/30/14		250	262,766
7.00%, 6/04/18		500	565,627
Verizon New York, Inc.:
Series A, 6.88%, 4/01/12		300	324,137
Series B, 7.38%, 4/01/32		100	118,894

			1,483,299

Corporate Bonds	Par (000)		Value

Electric Utilities — 0.1%
Georgia Power Co., 5.40%, 6/01/40	USD	100	$108,856

Energy Equipment & Services — 0.5%
Cie Generale de Geophysique- Veritas, 9.50%, 5/15/16		100	105,500
Weatherford International Ltd., 7.00%, 3/15/38		600	667,262

			772,762

Food & Staples Retailing — 0.7%
CVS Caremark Corp., 5.75%, 6/01/17		300	343,751
The Kroger Co., 6.15%, 1/15/20		500	596,199
Rite Aid Corp.:
9.75%, 6/12/16		100	106,250
8.00%, 8/15/20 (b)		100	99,375

			1,145,575

Food Products — 1.4%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	321,932
5.10%, 7/15/15		400	420,903
JBS USA LLC, 11.63%, 5/01/14		150	172,500
Kraft Foods, Inc., 5.38%, 2/10/20		800	889,052
Ralcorp Holdings, Inc., 4.95%, 8/15/20		200	210,751
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	205,281

			2,220,419

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.00%, 1/15/20		300	316,913

Health Care Providers & Services — 1.5%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	799,813
HCA, Inc.:
9.63%, 11/15/16 (d)		250	268,438
7.25%, 9/15/20		150	156,750
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	984,692
US Oncology, Inc., 9.13%, 8/15/17		150	155,250

			2,364,943

Hotels, Restaurants & Leisure — 0.8%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		300	321,000
MGM Mirage, 6.63%, 7/15/15		200	158,250
NCL Corp. Ltd., 11.75%, 11/15/16		200	221,000
Pinnacle Entertainment, Inc., 7.50%, 6/15/15		150	145,125
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16		200	201,500
Starwood Hotels & Resorts Worldwide, Inc., 7.15%, 12/01/19		200	212,500
Station Casinos, Inc.(c)(e):
6.88%, 3/01/16		150	18

2	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc.(c)(e) (concluded):
7.75%, 8/15/16	USD	100	$240
Universal City Development Partners Ltd., 10.88%, 11/15/16 (b)		100	106,750

			1,366,383

Household Durables — 0.1%
Jarden Corp., 7.50%, 5/01/17		150	152,812

IT Services — 0.2%
Verifone Holdings, Inc., 1.38%, 6/15/12 (b)(f)		285	271,819

Independent Power Producers & Energy Traders — 0.4%
Dynegy Holdings, Inc., 8.38%, 5/01/16		200	149,500
NRG Energy, Inc.:
7.25%, 2/01/14		200	204,000
7.38%, 2/01/16		100	100,750
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15		300	191,250

			645,500

Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33) Ltd., 7.45%, 11/24/33 (b)		50	67,008

Insurance — 0.3%
Aflac, Inc., 8.50%, 5/15/19		100	125,252
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	333,559

			458,811

Machinery — 0.2%
Case New Holland, Inc., 7.88%, 12/01/17 (b)		200	210,500
RBS Global, Inc., 8.50%, 5/01/18		200	201,500

			412,000

Media — 2.2%
CCH II LLC, 13.50%, 11/30/16		147	173,811
CCO Holdings LLC, 8.13%, 4/30/20 (b)		100	105,250
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	204,175
Intelsat Bermuda Ltd., 11.25%, 6/15/16		250	269,063
Lamar Media Corp., 9.75%, 4/01/14		150	168,000
Myriad International Holding BV, 6.38%, 7/28/17 (b)		100	102,380
News America, Inc., 7.25%, 5/18/18		400	492,624
Sinclair Television Group, Inc., 9.25%, 11/01/17 (b)		100	103,000
Time Warner Cable, Inc., 6.75%, 7/01/18		700	835,554
Time Warner, Inc., 6.10%, 7/15/40		200	217,642

Corporate Bonds	Par (000)		Value

Media (concluded)
UPC Germany GmbH, 9.63%, 12/01/19 (b)	EUR	100	$132,744
Viacom, Inc., 6.13%, 10/05/17	USD	500	586,236
WMG Acquisition Corp., 9.50%, 6/15/16		150	156,750

			3,547,229

Metals & Mining — 0.1%
Novelis, Inc., 7.25%, 2/15/15		100	100,250

Multi-Utilities — 0.9%
CenterPoint Energy, Inc.:
7.25%, 9/01/10		75	75,000
6.50%, 5/01/18		300	346,289
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	229,862
Dominion Resources, Inc., 6.40%, 6/15/18		600	739,276

			1,390,427

Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Finance Corp., 9.38%, 12/01/17		100	103,250
Canadian Natural Resources, Ltd., 5.90%, 2/01/18		500	580,945
Chesapeake Energy Corp., 6.63%, 8/15/20		200	200,750
Consol Energy, Inc. (b):
8.00%, 4/01/17		100	105,500
8.25%, 4/01/20		100	106,125
Enogex LLC, 6.25%, 3/15/20 (b)		400	447,882
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	107,839
7.03%, 1/15/68 (a)		200	193,750
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	525,000
General Maritime Corp., 12.00%, 11/15/17		100	105,750
Holly Corp., 9.88%, 6/15/17		100	105,000
Lukoil International Finance BV, 6.66%, 6/07/22 (b)		500	506,250
MarkWest Energy Partners LP, Series B, 6.88%, 11/01/14		100	100,750
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		100	100,250
Peabody Energy Corp., 6.50%, 9/15/20		100	105,125
Petroleos de Venezuela SA, 11.60%, 7/10/11 (g)		1,300	1,173,250
SandRidge Energy, Inc. (b):
9.88%, 5/15/16		150	149,250
8.75%, 1/15/20		100	95,000
Valero Energy Corp., 9.38%, 3/15/19		800	1,019,400
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	637,784

			6,468,850

Paper & Forest Products — 0.1%
NewPage Corp., 11.38%, 12/31/14		100	81,250

FDP SERIES, INC.	AUGUST 31, 2010	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Weyerhaeuser Co., 7.38%, 3/15/32	USD	100	$101,508

			182,758

Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20		100	110,102
ERP Operating LP, 5.75%, 6/15/17		500	564,461
HCP, Inc., 6.70%, 1/30/18		500	549,405
Kimco Realty Corp., 6.88%, 10/01/19		200	229,841

			1,453,809

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	91,250

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 8.13%, 12/15/17		100	102,250

Specialty Retail — 0.1%
Michaels Stores, Inc., 10.00%, 11/01/14		100	104,250

Tobacco — 0.7%
Altria Group, Inc., 9.70%, 11/10/18		500	661,380
Reynolds American, Inc., 7.63%, 6/01/16		350	410,673

			1,072,053

Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380	342,142

Wireless Telecommunication Services — 0.2%
Digicel Group Ltd. (b):
8.88%, 1/15/15		100	100,750
8.25%, 9/01/17		100	103,875
MetroPCS Wireless, Inc., 9.25%, 11/01/14		200	208,000

			412,625

Total Corporate Bonds – 23.7%			37,922,992

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.0%
BE Aerospace, Term Loan B, 5.75%, 7/28/14		30	29,952
TransDigm, Inc., Term Loan B, 2.54%, 6/23/13		40	38,462

			68,414

Chemicals — 0.2%
Celanese US Holdings LLC, Dollar Term Loan, 2.03%, 4/02/14		52	49,398

Floating Rate Loan Interests	Par (000)		Value

Chemicals (concluded)
Nalco Co.:
Term Loan, 2.06%, 11/04/10	USD	7	$7,079
Term Loan B, 6.50%, 5/13/16		108	108,585
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 7/26/12		124	124,040

			289,102

Commercial Services & Supplies — 0.2%
ARAMARK Corp.:
Letter of Credit Facility, 0.20%, 1/26/14		2	1,893
Line of Credit, 0.20%, 7/26/16		4	3,501
Term Loan B, 3.78%, 7/26/16		55	53,232
US Term Loan, 2.41%, 1/26/14		28	26,172
Interactive Data Corp., Term Loan B, 6.75%, 1/29/17		129	129,252
JohnsonDiversey, Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15		99	99,157

			313.207

Diversified Consumer Services — 0.1%
Education Management LLC, Term Loan C, 2.31%, 6/01/13		214	196,051

Diversified Financial Services — 0.1%
MSCI, Inc., Term Loan, 4.75%, 6/01/16		44	44,376
TransUnion Corp., Term Loan B, 6.75%, 6/15/17		110	110,599

			154,975

Diversified Telecommunication Services — 0.1%
Intelsat Corporation:
Incremental Term Loan B-2-A, 3.03%, 1/03/14		3	2,587
Incremental Term Loan B-2-B, 3.03%, 1/03/14		3	2,586
Incremental Term Loan B-2-C, 3.03%, 1/03/14		3	2,587
Intelsat Subsidiary Holding Co. Ltd.:
Tranche B-2-A Term Loan, 3.03%, 1/03/14		47	44,808
Tranche B-2-B, 3.03%, 1/03/14		47	44,794
Tranche B-2-C, 3.03%, 1/03/14		47	44,794
Windstream Corp., Tranche B-2 Term Loan, 3.02% - 3.28%, 12/17/15		37	36,547

			178,703

Electronic Equipment, Instruments & Components — 0.0%
Flextronics International USA, Inc.:
Delay Draw Term Loan A-1-A, 2.53%, 10/01/14		6	5,249

4	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Electronic Equipment, Instruments & Components (concluded)
Flextronics International USA, Inc. (concluded):
Delay Draw Term Loan A-1-B, 2.51%, 10/01/14	USD	10	$9,626
Delay Draw Term Loan A-3, 2.56%, 10/01/14		14	13,446
Term Loan A, 2.53% - 2.56%, 10/01/14		33	30,963

			59,284

Food & Staples Retailing — 0.0%
SUPERVALU, Inc.:
Term Loan B, 1.51%, 6/02/12		28	26,826
Term Loan B2, 3.01%, 10/15/15		85	82,203

			109,029

Food Products — 0.1%
Dean Foods Co., 2016 Tranche B Term Loan, 3.54%, 4/02/14		53	50,058
Michael Foods, Term Loan B, 6.25%, 6/21/16		34	34,039

			84,097

Health Care Equipment & Supplies — 0.0%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14		56	53,476

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.55%, 7/25/14		8	7,981
Funded Term Loan, 2.51% - 2.55%, 7/25/14		167	157,746
DaVita, Inc., Tranche B-1 Term Loan, 1.77% - 2.04%, 10/05/12		37	36,601
Fresenius Medical Care AG, Term Loan B, 1.64% - 1.91%, 3/31/13		46	45,358
HCA, Inc.:
Tranche A-1 Term Loan, 1.78%, 11/17/12		83	79,735
Tranche B-1 Term Loan, 2.78%, 11/18/13		34	32,789
Tranche B-2 Term Loan, 3.78%, 3/31/17		54	52,571
LifePoint Hospital Holdings, Inc., Term B-2 Loan, 3.07%, 4/15/12		94	92,442
Universal Health Services, Inc., Term Loan B, 0.0% 10/15/16		125	124,600

			629,823

Hotels, Restaurants & Leisure — 0.0%
Penn National Gaming, Inc., Term Loan B, 2.01% - 2.24%, 10/03/12		85	82,628

Floating Rate Loan Interests		Par (000)	Value

Household Durables — 0.1%
Jarden Corp., Term Loan B4, 3.78%, 1/26/15	USD	66	$65,544
Visant Holding Corp., Term Loan C, 2.29%, 10/04/11		30	29,553

			95,097

IT Services — 0.1%
Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16		44	44,212
Lender Processing Services, Inc., Term Loan B, 2.76%, 7/02/14		28	28,141
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.97% - 4.04%, 2/28/16		43	42,023

			114,376

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit, 2.03%, 2/01/13		57	55,343
Term Loan, 2.03%, 2/01/13		86	83,529

			138,872

Machinery — 0.1%
Oshkosh Truck Corp., Term Loan B, 6.44% - 6.54%, 12/06/13		35	35,390
Rexnord:
Incremental Tranche B-2, 2.63%, 7/22/13		2	1,529
Term Loan B, 2.81%, 7/22/13		134	128,018

			164,937

Media — 0.2%
Cablevision Systems Corp., Incremental Term Loan B-2, 2.02%, 3/29/16		135	132,647
Cinemark, Term Loan B, 3.52% - 3.65%, 4/30/16		77	76,648
Regal Cinemas Corp., Term Loan B, 4.03%, 11/17/16		48	47,970
UPC Financing Partnership, Term Loan T, 4.25%, 12/31/16		70	67,236

			324,501

Metals & Mining — 0.1%
Novelis Corp., Term Loan B, 2.27% - 2.54%, 7/06/14		98	94,106

Multiline Retail — 0.1%
Dollar General Corp., Term Loan B, 3.01% - 3.23%, 7/07/14		88	85,342

Paper & Forest Products — 0.1%
Georgia Pacific Corp., Term Loan C, 3.79%, 12/23/14		55	54,796
Georgia-Pacific LLC, Term Loan B, 2.30% - 2.54%, 12/22/12		55	54,593

			109,389

Pharmaceuticals — 0.1%
Mylan Laboratories Inc., Term Loan B, 3.56% - 3.81%, 10/02/14		73	72,444

FDP SERIES, INC.	AUGUST 31, 2010	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)		Value

Pharmaceuticals (concluded)
Warner Chilcott Corp., Term B-3 Loan B-4, 6.50%, 2/20/16	USD	31		$30,658
WC Luxco SARL, Term Loan B-3, 6.50%, 2/20/16		94		94,487

				197,589

Total Floating Rate Loan Interests – 2.2%				3,542,998

Foreign Agency Obligations

Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		883,198
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	4,600	(h)	2,454,819
Emirate of Abu Dhabi, 6.75%, 4/08/19 (b)	USD	100		121,467
Export-Import Bank of Korea, 8.13%, 1/21/14		195		229,732
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		44,480
Indonesia Treasury Bond:
12.80%, 6/15/21	IDR	3,010,000		438,758
12.90%, 6/15/22		4,900,000		721,064
10.00%, 9/15/24		1,750,000		215,262
Series FR31, 11.00%, 11/15/20		900,000		118,316
Series FR40, 11.00%, 9/15/25		5,550,000		730,284
Series FR47, 10.00%, 2/15/28		5,970,000		702,945
Israel Government Bond Shahar, Series 2680, 7.00%, 4/29/11	ILS	800		216,422
Korea Treasury Bond:
Series 1106, 5.50%, 6/10/11	KRW	111,900		95,092
Series 1112, 4.75%,12/10/11		1,097,310		931,803
Series 1206, 4.00%, 6/10/12		3,387,500		2,851,349
Series 1209, 5.25%, 9/10/12		340,000		292,951
Series 1212, 4.25%, 12/10/12		660,000		558,725
Series 1303, 5.25%, 3/10/13		9,900		8,589
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310		349,199
Malaysia Government Bond:
3.76%, 4/28/11	MYR	685		219,494
3.83%, 9/28/11		3,760		1,209,230
Series 2/03, 4.24%, 2/07/18		3,600		1,194,029
Mexican Bonos:
Series M 20, 10.00%, 12/05/24	MXN	7,500	(i)	744,466
Series M 30, 10.00%, 11/20/36		7,000	(i)	710,585
New South Wales Treasury Corp.:
6.00%, 5/01/12	AUD	1,670		1,520,253
Series 17RG, 5.50%, 3/01/17		425		389,660
Peru Government Bond, 7.84%, 8/12/20	PEN	615		256,356
Poland Government Bond:
Series 0412, 4.75%, 4/25/12	PLN	2,765		878,599
Series 0414, 5.75%, 4/25/14		1,810		586,577

Foreign Agency Obligations		Par (000)	Value

Poland Government Bond (concluded):
Series 1013, 5.00%, 10/24/13	PLN	305	$96,722
Poland Government International Bond, 6.38%, 7/15/19	USD	340	400,707
Qatar Government International Bond, 6.55%, 4/09/19 (b)		100	120,000
Queensland Treasury Corp.:	AUD	560	504,025
6.00%, 6/14/11 7.13%, 9/18/17 (b)		35	27,381
Series 13, 6.00%, 8/14/13		70	64,825
Series 17, 6.00%, 9/14/17		145	136,651
Republic of Argentina, 0.68%, 8/03/12	USD	90	81,087
Republic of Ghana, 8.50%, 10/04/17		100	114,000
Republic of Hungary:
3.50%, 7/18/16	EUR	20	23,051
4.38%, 7/04/17		45	53,605
5.75%, 6/11/18		95	120,539
6.25%, 1/29/20	USD	150	154,403
Republic of Korea, 7.13%, 4/16/19		130	165,030
Republic of Lithuania, 6.75%, 1/15/15 (b)		130	141,036
Russia Government International Bond, 7.50%, 3/31/30 (b)		350	413,926
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		552	655,555
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)		320	348,903
South Africa Government International Bond, 5.88%, 5/30/22		700	798,000
Sweden Government Bond, Series 1045, 5.25%, 3/15/11	SEK	17,260	2,388,106
Venezuela Government International Bond, 10.75%, 9/19/13	USD	80	75,600
Western Australia Treasury Corp., Series 12, 5.50%, 7/17/12	AUD	85	76,922

Total Foreign Agency Obligations – 16.7%			26,633,778

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.8%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.14%, 11/25/34 (a)	USD	166	117,579
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34		265	266,983
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.53%, 10/25/35 (a)		279	203,527
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.99%, 11/25/34 (a)		293	272,387

6	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded):
Series 2007-3, Class 3A1, 5.50%, 4/25/37	USD	386	$389,340

			1,249,816

Commercial Mortgage-Backed Securities — 6.4%
Banc of America Commercial Mortgage, Inc., Class AM:
Series 2006-3, 6.01%, 7/10/44 (a)		1,000	869,606
Series 2006-4, 5.68%, 7/10/46		500	473,792
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, 5.57%, 10/12/41 (a)		500	480,791
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49 (a)		146	130,130
Citigroup/Deutsche Bank Commercial Mortgage Trust (a):
Series 2007-CD4, Class B, 5.45%, 12/11/49		900	213,328
Series 2007-CD4, Class C, 5.48%, 12/11/49		2,750	466,085
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		2,519	2,700,521
Greenwich Capital Commercial Funding Corp. (a):
Series 2005-GG5, Class A5, 5.22%, 4/10/37		950	1,013,142
Series 2007-GG9, Class C, 5.55%, 3/10/39		1,600	546,274
JPMorgan Chase Commercial Mortgage Securities Corp., Class AM:
Series 2006-CB14, 5.63%, 12/12/44 (a)		400	372,880
Series 2006-CB17, 5.46%, 12/12/43		300	280,277
LB-UBS Commercial Mortgage Trust, Class A4:
Series 2005-C5, 4.95%, 9/15/30		1,200	1,304,406
Series 2006-C3, 5.66%, 3/15/39 (a)		850	916,242
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.36%, 6/15/20 (a)(b)		493	423,561

			10,191,035

Total Non-Agency Mortgage-Backed Securities – 7.2%			11,440,851

Preferred Securities

Capital Trusts

Commercial Banks — 1.6%
BNP Paribas, 7.20%, (a)(b)(j)		600	573,000

Capital Trusts	Par (000)		Value

Commercial Banks (concluded)
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)	USD	500	$431,250
Wachovia Capital Trust III, 5.80%, (a)(j)		750	635,625
Wells Fargo Capital XIII, Series GMTN, 7.70%, (a)(j)		300	306,750
Wells Fargo Capital XV, 9.75%, (a)(j)		550	600,325

			2,546,950

Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		100	105,250

Diversified Financial Services — 1.1%
Bank of America Corp., Series M, 8.13%, (a)(j)		400	408,040
JPMorgan Chase & Co., 7.90%, (a)(j)		575	604,739
JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	688,178

			1,700,957

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	546,000

Total Capital Trusts – 3.1%			4,899,157

Preferred Stocks	Shares

Automobiles — 0.0%
General Motors Corp., Series C, 6.25% (f)		6,500	47,447

Diversified Financial
Services — 0.1%
Ally Financial Inc., 7.00% (b)		66	54,518

Thrifts & Mortgage Finance — 0.0%
Freddie Mac, Series Z, 8.38% (c)		55,200	18,216

Total Preferred Stocks – 0.1%			120,181

Total Preferred Securities – 3.2%			5,019,338

Taxable Municipal Bonds	Par (000)

California State Judgment Trust, COP, 1.74%, 6/01/15 (a)	USD	250	223,963
Citizens Property Insurance Corp., RB, Senior Secured, High Act, Series A-1 (AGC), 4.50%, 6/01/14		250	265,920
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28		500	568,920
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	134,285
County of Cook Illinois, GO, Build America Bonds, 6.23%, 11/15/34		1,280	1,362,931

FDP SERIES, INC.	AUGUST 31, 2010	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	USD	50	$55,680
Los Angeles Community College District California, GO, Build America Bonds, 6.75%, 8/01/49		750	846,000
Los Angeles Unified School District California, GO, Build America Bonds, 6.76%, 7/01/34		300	342,348
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	114,781
New York State Dormitory Authority, RB, Build America Bonds, 5.50%, 3/15/30		630	671,422
Sacramento Municipal Utility District, RB, Build America Bonds, 6.16%, 5/15/36		500	539,940
San Diego County Water Authority, Refunding RB, Build America Bonds, San Diego, 6.14%, 5/01/49		325	369,688
State of California, GO, Various Purpose:
6.00%, 3/01/33		1,000	1,139,810
6.00%, 4/01/38		500	557,410
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35		290	314,102
State of Oregon, GO, Refunding, Build America Bonds, 5.38%, 8/01/39		640	692,058
State of Washington, GO, Build America Bonds, 5.14%, 8/01/40		850	911,140

Total Taxable Municipal Bonds – 5.7%			9,110,398

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.1%
Fannie Mae, 5.38%, 6/12/17		1,000	1,199,025
Freddie Mac:
2.88%, 2/09/15		2,000	2,122,314
6.25%, 7/15/32		1,200	1,631,818

			4,953,157

Collateralized Mortgage Obligations — 1.6%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.51%, 2/25/37 (a)		1,251	1,242,727
Freddie Mac Mortgage-Backed Securities:
Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,104,161
Series 2942, Class TF, 0.63%, 3/15/35 (a)		179	178,730

			2,525,618

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities (a):
1.92%, 10/01/32	USD	158	$162,447
2.31%, 4/01/35		22	22,586
2.35%, 4/01/35		305	313,808

			498,841

Mortgage-Backed Securities — 20.0%
Fannie Mae Mortgage-Backed Securities:
1.64%, 5/01/33 (a)		15	14,984
3.04%, 9/01/34 (a)		616	628,231
4.50%, 1/01/39		3,186	3,351,547
5.00%, 8/01/35 - 9/15/40 (k)		3,362	3,575,844
5.50%, 11/01/34 - 3/01/36		5,613	6,065,235
6.00%, 6/01/21 - 9/15/40 (k)		5,451	5,891,835
6.50%, 1/01/36		349	383,182
Freddie Mac Mortgage-Backed Securities:
2.71%, 4/01/32 (a)		93	97,262
2.97%, 9/01/32 (a)		19	19,732
3.05%, 11/01/27 (a)		339	348,067
4.50%, 9/01/20		160	170,982
5.00%, 7/01/23 - 9/15/40 (k)		7,304	7,751,608
5.50%, 11/01/37		42	44,558
6.00%, 10/01/21 - 9/15/40 (k)		2,522	2,714,799
6.50%, 9/01/38		162	176,074
6.50%, 12/20/37 - 7/15/38		721	792,316

			32,026,256

Total U.S. Government Sponsored Agency Securities – 25.0%			40,003,872

U.S. Treasury Obligations

U.S. Treasury Bonds, 5.38%, 2/15/31		400	524,688
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		1,485	1,770,244
U.S. Treasury Notes:
0.75%, 5/31/12		4,500	4,523,040
1.75%, 8/15/12		5,000	5,124,805
1.38%, 2/15/13		1,500	1,528,125
2.75%, 10/31/13		2,600	2,761,892
1.75%, 3/31/14		3,300	3,399,257
2.25%, 1/31/15		1,000	1,045,859
2.00%, 5/31/15		3,000	3,119,310
3.25%, 12/31/16		1,000	1,087,578
4.38%, 2/15/38		200	231,438
3.50%, 2/15/39		900	894,937
4.50%, 8/15/39		600	705,563

Total U.S. Treasury Obligations – 16.7%			26,716,736

Total Long-Term Investments (Cost – $161,792,166) – 103.6%			165,448,820

8	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Foreign Agency Obligations — 1.9%

Israel — 0.6%
Israel Treasury Bill (l):
1.96%, 1/05/11	ILS	415	$108,115
2.10%, 4/06/11		2,485	644,210
1.09%, 7/06/11		349	90,023
2.16%, 8/03/11		173	44,453
Israel Treasury Bill - Makam, Series 311, 2.11%, 3/02/11 (l)		220	57,152
Israel Treasury Bill - Makam, Series 1010, 1.55%, 10/06/10 (l)		225	58,898

			1,002,851

Malaysia — 0.4%
Bank Negara Malaysia Monetary Notes (l):
2.39%, 9/21/10	MYR	70	22,273
2.72%, 3/15/11		140	43,940
2.74%, 7/19/11		90	27,958
Series 0910, 2.45%, 9/14/10		230	73,224
Series 1110, 2.44%, 3/22/11		60	18,804
Series 1810, 2.37%, 11/02/10		170	53,915
Series 2010, 2.29%, 11/09/10		50	15,846
Series 2110, 2.30%, 1/06/11		165	52,066
Series 2310, 2.50%, 11/16/10		360	114,045
Series 2610, 2.46%, 9/21/10		270	85,912
Malaysia Treasury Bill (l):
2.37%, 5/06/11		40	12,518
2.74%, 7/01/11		10	3,116
Malaysia Treasury Bill, Series 182, 2.44%, 10/15/10 (l)		60	19,062

			542,679

Norway — 0.9%
Norwegian Treasury Bill, 2.14%, 6/15/11 (l)	NOK	9,230	1,437,265

Total Foreign Agency Obligations – 1.9%			2,982,795

Time Deposits — 0.0%

Europe — 0.0%
Citibank London, 0.05%, 9/01/10	EUR	69	69,118

Sweden — 0.0%
Brown Brothers Harriman & Co. 0.05%, 9/01/10	SEK	2	2,129

Total Time Deposits – 0.0%			71,247

Total Short-Term Securities (Cost – $3,076,617) – 1.9%			3,054,042

Total Investments Before TBA Sale Commitments (Cost – $164,868,783) – 105.5%			168,502,862

TBA Sale Commitments (k)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities, 6.00%, 6/01/21 - 9/15/40	USD	870	$(936,609)

Total TBA Sale Commitments (Proceeds – $934,366) – (0.6)%			(936,609)

Total Investments (Cost – $163,934,417*) – 104.9%			167,566,253
Liabilities in Excess of Other Assets – (4.9)%			(7,808,560)

Net Assets – 100.0%			$159,757,693

The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$164,911,989

Gross unrealized appreciation	$10,497,907
Gross unrealized depreciation	(6,907,034)

Net unrealized appreciation	$3,590,873

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(i)	Security trades in units with each unit equal to a par amount of MXN 100.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

	Counterparty	Value	Unrealized (Depreciation)

	Bank of America NA	$2,476,093	$(13,298)
	Goldman Sachs Bank USA	$2,123,750	$(2,813)
	Morgan Stanley & Co.	$911,854	$(5,449)
	Nomura Securities International, Inc.	$7,162,385	$(8,436)

(l)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

FDP SERIES, INC.	AUGUST 31, 2010	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Credit default swaps on single-name issues - sold protection outstanding as of August 31, 2010 were as follows:

Issuer	Received Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Freescale	5.00%	Credit Suisse International	December 2014	CCC	USD	200	(11,270)
Semiconductor, Inc.
Oshkosh Corp.	2.50%	Credit Suisse International	September 2011	BB+	USD	30	(541)
SunGard Data	5.00%	Credit Suisse International	June 2015	B	USD	150	(2,640)
Systems, Inc.

Total							$(14,451)

•	Credit default swaps on traded indexes - sold protection outstanding as of August 31, 2010 were as follows:

Issuer	Received Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Dow Jones CDX	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	B	USD	800	(23,680)
North America High Yield Series 14
LCDX North	2.50%	Credit Suisse International	June 2015	B+	USD	2,400	(7,180)
American Index Series 14

Total							$(30,860)

	[1]	Using Standard and Poor’s rating.

	[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Foreign currency exchange contracts as of August 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	41,995,750	USD	865,000	Deutsche Bank AG	10/06/10	$22,916
CNY	429,632	USD	65,256	HSBC Bank USA NA	10/25/10	(2,121)
CNY	730,876	USD	110,702	HSBC Bank USA NA	10/26/10	(3,298)
CNY	436,324	USD	65,955	HSBC Bank USA NA	10/27/10	(1,835)
USD	146,716	EUR	98,696	UBS AG	11/17/10	21,657
USD	37,921	MXN	515,000	Citibank NA	12/02/10	(721)
INR	1,047,000	USD	23,069	Deutsche Bank AG	4/11/11	(1,416)
INR	2,246,000	USD	49,482	Deutsche Bank AG	4/12/11	(3,037)
INR	1,508,000	USD	33,319	JPMorgan Chase Bank NA	4/13/11	(2,137)
INR	1,481,000	USD	32,722	JPMorgan Chase Bank NA	4/15/11	(2,105)
INR	521,000	USD	11,476	Deutsche Bank AG	4/19/11	(709)
INR	740,000	USD	16,282	JPMorgan Chase Bank NA	4/19/11	(990)
CLP	66,250,000	USD	126,128	Morgan Stanley Capital Co.	4/25/11	4,141
INR	1,052,000	USD	23,228	Deutsche Bank AG	4/26/11	(1,505)
CLP	31,162,000	USD	59,328	JPMorgan Chase Bank NA	4/27/11	1,938
INR	150,000	USD	3,310	JPMorgan Chase Bank NA	4/27/11	(213)
CLP	50,230,000	USD	96,226	Citibank NA	4/28/11	2,522
INR	744,000	USD	16,417	JPMorgan Chase Bank NA	4/28/11	(1,056)
INR	745,000	USD	16,446	JPMorgan Chase Bank NA	4/29/11	(1,067)
INR	13,116,700	USD	290,000	JPMorgan Chase Bank NA	5/04/11	(19,365)
INR	1,425,000	USD	29,987	Deutsche Bank AG	6/01/11	(668)
INR	1,646,000	USD	34,197	HSBC Bank USA NA	6/03/11	(336)
INR	1,050,000	USD	21,721	Deutsche Bank AG	6/07/11	(128)
INR	280,000	USD	5,879	HSBC Bank USA NA	6/08/11	(121)
INR	284,000	USD	5,908	Deutsche Bank AG	6/10/11	(69)
INR	710,000	USD	14,773	HSBC Bank USA NA	6/13/11	(180)
INR	711,000	USD	14,915	Deutsche Bank AG	6/16/11	(306)
INR	648,000	USD	13,611	Deutsche Bank AG	6/20/11	(300)
USD	5,371,680	EUR	4,220,000	Deutsche Bank AG	8/30/11	26,831
PHP	52,545,000	USD	1,130,000	JPMorgan Chase Bank NA	9/01/11	(11,307)

Total						$25,015

10	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Long-Term Investments:
Asset-Backed Securities	—	$5,021,577	—	$5,021,577
Common Stock	$36,280	—	—	36,280
Corporate Bonds	—	37,922,992	—	37,922,992
Floating Rate Loan Interests	—	3,430,395	$112,603	3,542,998
Foreign Agency Obligations	—	26,552,691	81,087	26,633,778
Non-Agency Mortgage-Backed Securities	—	11,440,851	—	11,440,851
Preferred Securities	72,734	4,946,604	—	5,019,338
Taxable Municipal Bonds	—	9,110,398	—	9,110,398
U.S. Government Sponsored Agency Securities	—	40,003,872	—	40,003,872
U.S. Treasury Obligations	—	26,716,736	—	26,716,736
Short-Term Securities:
Foreign Government Obligations	—	2,982,795	—	2,982,795
Time Deposits	—	71,247	—	71,247

Total	$109,014	$168,200,158	$193,690	$168,502,862

FDP SERIES, INC.	AUGUST 31, 2010	11

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$80,005	—	$80,005
Liabilities:	—	(100,301)	—	(100,301)

Total	—	$(20,296)	—	$(20,296)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instruments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

	Floating Rate Loan Interests	Foreign Agency Obligations

Balance, as of May 31, 2010	$70,144	$117,202
Accrued discounts/premiums	(2)	78
Realized gain (loss)	3	1,139
Change in unrealized appreciation/depreciation[2]	210	7,668
Purchases	42,427	—
Sales	(179)	(45,000)
Transfers in3	—	—
Transfers out[3]	—	—

Balance, as of August 31, 2010	$112,603	$81,087

[2]	The change in unrealized appreciation/depreciation on securities still held at August 31, 2010 was $7,878.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments August 31, 2010 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.4%
General Dynamics Corp.	46,103	$2,575,774
Precision Castparts Corp.	6,365	720,391

		3,296,165

Air Freight & Logistics — 1.7%
FedEx Corp.	20,895	1,630,855

Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	11,763	1,610,825

Chemicals — 11.8%
The Dow Chemical Co.	141,071	3,437,900
Monsanto Co.	39,377	2,073,199
PPG Industries, Inc.	33,520	2,206,622
Praxair, Inc.	41,693	3,586,849

		11,304,570

Commercial Banks — 6.2%
U.S. Bancorp	141,824	2,949,939
Wells Fargo & Co.	125,462	2,954,630

		5,904,569

Communications Equipment — 3.1%
Cisco Systems, Inc. (a)	146,131	2,929,927

Computers & Peripherals — 7.6%
Apple, Inc. (a)	25,922	6,308,637
EMC Corp. (a)	53,793	981,185

		7,289,822

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	24,701	898,128

Food Products — 0.3%
Mead Johnson Nutrition Co.	5,599	292,212

Hotels, Restaurants & Leisure — 6.1%
Ctrip.com International Ltd. - ADR (a)	2,600	105,274
McDonald’s Corp.	58,273	4,257,425
Wynn Resorts Ltd.	18,460	1,488,061

		5,850,760

Household Durables — 0.5%
Whirlpool Corp.	5,725	424,566

Internet & Catalog Retail — 5.4%
Amazon.com, Inc. (a)	25,055	3,127,615
Priceline.com, Inc. (a)	7,141	2,081,459

		5,209,074

Internet Software & Services — 5.0%
Baidu.com, Inc. - ADR (a)	48,572	3,809,502

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Google, Inc., Class A (a)	2,124	$955,842

		4,765,344

Machinery — 3.0%
Cummins, Inc.	12,876	958,103
Danaher Corp.	53,513	1,944,127

		2,902,230

Media — 5.2%
DIRECTV, Class A (a)	54,850	2,079,912
Walt Disney Co.	88,766	2,892,884

		4,972,796

Metals & Mining — 3.2%
BHP Billiton Plc - ADR	55,061	3,077,910

Multiline Retail — 1.1%
Nordstrom, Inc.	36,979	1,069,433

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	45,543	2,094,523
EOG Resources, Inc.	32,952	2,862,540

		4,957,063

Personal Products — 0.8%
The Estee Lauder Cos., Inc., Class A	12,747	714,724

Pharmaceuticals — 1.5%
Merck & Co, Inc.	41,819	1,470,356

Road & Rail — 4.3%
Union Pacific Corp.	57,056	4,161,665

Software — 2.1%
Oracle Corp.	71,804	1,571,071
Salesforce.com, Inc. (a)	4,377	480,945

		2,052,016

Specialty Retail — 3.3%
TJX Cos., Inc.	44,863	1,780,612
Tiffany & Co.	35,544	1,408,609

		3,189,221

Textiles, Apparel & Luxury
Goods — 3.6%
Nike, Inc., Class B	49,213	3,444,910

Wireless Telecommunication
Services — 2.7%
American Tower Corp., Class A (a)	39,514	1,851,626

Portfolio Abbreviation

ADR	American Depositary Receipts

FDP SERIES, INC.	AUGUST 31, 2010	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Wireless Telecommunication Services (concluded)
Crown Castle International Corp. (a)	17,137	$704,674

		2,556,300

Total Common Stocks – 89.7%		85,975,441

Preferred Stocks

Commercial Banks — 0.5%
Wells Fargo & Co., 8.00%	17,400	483,546

Total Preferred Stocks – 0.5%		483,546

Total Long-Term Investments (Cost – $75,546,520) – 90.2%		86,458,987

Short-Term Securities	Par (000)

Time Deposits — 7.9%
Brown Brothers Harriman & Co., 0.0%, 9/01/10	$7,589	7,589,004
Total Short-Term Securities (Cost – $7,589,004) – 7.9%		7,589,004

Total Investments (Cost – $83,135,524*) – 98.1%		94,047,991
Other Assets Less Liabilities – 1.9%		1,821,485

Net Assets – 100.0%		$95,869,476

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,979,047

Gross unrealized appreciation	$12,851,987
Gross unrealized depreciation	(3,783,043)

Net unrealized appreciation	$9,068,944

(a) Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$86,458,987	—	—	$86,458,987
Short-Term Securities	—	$7,589,004	—	7,589,004

Total	$86,458,987	$7,589,004	—	$94,047,991

[1]	See above Schedule of Investments for values in each industry.

2	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments August 31, 2010 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 3.3%
Commonwealth Bank of Australia Ltd.	32,140	$1,444,519
Downer EDI Ltd.	58,110	206,193
Iluka Resources Ltd. (a)	189,250	939,701
Lihir Gold Ltd.	209,560	835,276
Nufarm Ltd.	122,036	418,893

		3,844,582

Belgium — 0.4%
KBC Bancassurance Holding (a)	11,779	486,267

Bermuda — 0.4%
Hiscox Ltd.	92,164	517,629

Brazil — 3.2%
BM&F BOVESPA SA	91,000	660,641
Banco Santander Brasil SA - ADR	93,180	1,172,205
CPFL Energia SA	20,300	472,058
Diagnosticos da America SA	50,000	529,537
Tractebel Energia SA	38,960	511,998
Vivo Participacoes SA - ADR	16,550	397,200

		3,743,639

Canada — 1.1%
Teck Resources Ltd., Class B	36,900	1,234,325

China — 3.1%
Bank of China Ltd.	1,573,000	794,683
CNOOC Ltd.	210,000	362,835
China Construction Bank, Class H	1,326,000	1,100,604
China Pacific Insurance Group Co. Ltd.	204,800	740,488
China Unicom Ltd.	394,000	545,207

		3,543,817

Czech Republic — 0.5%
CEZ AS	13,680	572,553

Finland — 0.7%
Fortum Oyj	25,560	586,918
Nokia Oyj	22,190	189,082

		776,000

France — 9.5%
BNP Paribas SA	41,199	2,552,316
Dassault Systemes SA	6,880	413,925
Groupe Danone	33,055	1,769,498
LVMH Moet Hennessy Louis Vuitton SA	17,550	2,033,309
Legrand Promesses	8,760	265,359
Publicis Groupe	18,840	786,534
Sanofi-Aventis	32,750	1,874,816

Common Stocks	Shares	Value

France (concluded)
Schneider Electric SA	12,814	$1,354,224

		11,049,981

Germany — 10.1%
Bayer AG	22,156	1,351,423
Bayerische Motoren Werke AG	22,820	1,199,030
Deutsche Boerse AG	14,880	905,962
E.ON AG	51,829	1,454,697
Linde AG	16,320	1,834,881
MAN SE	16,160	1,389,707
Rhoen-Klinikum AG	37,900	829,638
Siemens AG	23,110	2,094,872
Symrise AG	27,324	673,820

		11,734,030

Hong Kong — 4.4%
BOC Hong Kong Holdings Ltd.	208,000	549,301
Cheung Kong Infrastructure Holdings Ltd.	81,000	312,456
Esprit Holdings Ltd.	168,938	953,151
Hong Kong Exchanges and Clearing Ltd.	66,000	1,039,441
Hutchison Whampoa Ltd.	218,000	1,615,630
Li & Fung Ltd.	114,000	580,771
Sinotruk Hong Kong Ltd.	68,500	64,944

		5,115,694

India — 2.5%
BEML Ltd.	15,290	328,224
HDFC Bank Ltd.	7,100	1,134,580
ICICI Bank Ltd.	56,887	1,191,860
ICICI Bank Ltd. - ADR	5,530	228,444

		2,883,108

Indonesia — 0.4%
XL Axiata Tbk PT (a)	806,500	448,879

Israel — 0.4%
Cellcom Israel Ltd.	15,020	412,149

Italy — 0.3%
Telecom Italia SpA	300,900	405,459

Japan — 16.8%
Aeon Credit Service Co., Ltd.	66,600	703,484
Bridgestone Corp.	62,800	1,088,821
East Japan Railway Co.	23,500	1,519,794
Fujirebio, Inc.	28,800	962,881
GLORY Ltd.	42,800	914,324
Inpex Corp.	173	783,360
JGC Corp.	67,000	1,025,273
Japan Tobacco, Inc.	271	841,891

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	AUGUST 31, 2010	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
KDDI Corp.	158	$761,980
Konica Minolta Holdings, Inc.	155,000	1,350,327
Lawson, Inc.	31,900	1,451,245
Mitsubishi Corp.	52,100	1,116,368
Nomura Holdings, Inc.	122,400	693,284
Nomura Research Institute Ltd.	32,100	624,565
Ricoh Co., Ltd.	35,000	448,582
Santen Pharmaceutical Co., Ltd.	27,600	987,912
Sumitomo Mitsui Financial Group, Inc.	49,500	1,469,007
Tokyo Gas Co., Ltd.	299,000	1,393,507
Yamato Transport Co., Ltd.	107,000	1,258,871

		19,395,476

Mexico — 0.5%
Kimberly-Clark de Mexico, SA de CV	65,100	377,301
Urbi Desarollos Urbanos SAB, SA de CV (a)	120,120	222,050

		599,351

Netherlands — 6.4%
Akzo Nobel NV	34,860	1,832,419
Heineken NV	31,680	1,415,945
ING Groep NV CVA (a)	183,390	1,619,438
Koninklijke KPN NV	107,740	1,557,697
SNS Reaal (a)	111,170	467,375
TNT NV	19,373	489,648

		7,382,522

Portugal — 0.5%
Energias de Portugal SA	173,470	527,696

Singapore — 1.0%
Keppel Corp. Ltd.	180,000	1,192,891

South Korea — 1.0%
Samsung Electronics Co., Ltd.	1,792	1,132,985

Spain — 1.6%
Inditex SA	18,780	1,248,928
Red Electrica de Espana	13,505	554,418

		1,803,346

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson	90,060	869,621

Switzerland — 10.1%
Credit Suisse Group AG	32,780	1,433,592
Geberit AG	3,231	519,690
Julius Baer Group Ltd.	18,057	634,207
Nestle SA, Registered Shares	73,891	3,819,851
Roche Holding AG	19,790	2,684,505
Swiss Reinsurance Co., Registered Shares	17,340	715,997
Synthes, Inc.	7,300	802,853
Zurich Financial Services AG	4,620	1,026,625

		11,637,320

Taiwan — 1.6%
Acer, Inc.	539,722	1,270,777
Taiwan Semiconductor Manufacturing Co., Ltd.	346,439	633,549

		1,904,326

Common Stocks	Shares	Value

United Kingdom — 17.3%
Aberdeen Asset Management Plc	245,340	$504,089
Amlin Plc	40,057	248,571
BG Group Plc	80,920	1,296,074
BHP Billiton Plc	79,150	2,207,147
BP Plc	288,220	1,663,387
Barclays Plc	325,580	1,494,744
HSBC Holdings Plc	339,215	3,322,500
Reckitt Benckiser Plc	28,370	1,414,023
Royal Dutch Shell Plc	111,400	2,950,300
Tesco Plc	133,700	832,025
Tullow Oil Plc	22,804	424,460
Vodafone Group Plc	1,024,700	2,460,363
WPP Plc	122,398	1,210,051

		20,027,734

United States — 1.5%
Cognizant Technology Solutions Corp. (a)	10,900	627,894
Monsanto Co.	6,760	355,914
Schlumberger Ltd.	15,030	801,550

		1,785,358

Total Long-Term Investments – 99.4%		115,026,738

Total Investments (Cost – $109,022,127*) – 99.4%		115,026,738
Other Assets Less Liabilities – 0.6%		687,879

Net Assets – 100.0%		$115,714,617

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$113,322,187

	Gross unrealized appreciation	$12,108,804
	Gross unrealized depreciation	(10,404,253)

	Net unrealized appreciation	$1,704,551

(a)	Non-income producing security.

2	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (continued)	MFS Research International FDP Fund

•	Foreign currency exchange contracts as of August 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	164,696	USD	209,822	HSBC Securities	9/1/10	$(1,111)
HKD	238,880	USD	30,708	UBS AG	9/1/10	1
KRW	6,128,900	USD	5,116	Brown Brothers Harriman & Co.	9/1/10	4
USD	920,718	GBP	592,658	HSBC Securities	9/1/10	11,788
EUR	58,971	USD	74,864	Deutsche Bank AG	9/2/10	(133)
EUR	10,942	USD	13,864	HSBC Securities	9/2/10	2
HKD	153,755	USD	19,762	Barclays Bank Plc	9/2/10	4
USD	257,117	GBP	165,788	Barclays Bank Plc	9/2/10	2,856
CHF	124,178	USD	122,138	HSBC Securities	9/3/10	174
SEK	601,012	USD	81,537	Credit Suisse International	9/3/10	(227)
USD	173,648	EUR	136,784	Deutsche Bank AG	9/3/10	(308)

Total						$13,050

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Common Stocks:
Australia	—	$3,844,582	—	$3,844,582
Belgium	—	486,267	—	486,267
Bermuda	—	517,629	—	517,629
Brazil	$3,743,639	—	—	3,743,639

FDP SERIES, INC.	AUGUST 31, 2010	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments in Securities (concluded)
Canada	$1,234,325	—	—	$1,234,325
China	—	$3,543,817	—	3,543,817
Czech Republic	—	572,553	—	572,553
Finland	—	776,000	—	776,000
France	—	11,049,981	—	11,049,981
Germany	—	11,734,030	—	11,734,030
Hong Kong	—	5,115,694	—	5,115,694
India	1,363,024	1,520,084	—	2,883,108
Indonesia	—	448,879	—	448,879
Israel	412,149	—	—	412,149
Italy	—	405,459	—	405,459
Japan	—	19,395,476	—	19,395,476
Mexico	599,351	—	—	599,351
Netherlands	—	7,382,522	—	7,382,522
Portugal	—	527,696	—	527,696
Singapore	—	1,192,891	—	1,192,891
South Korea	—	1,132,985	—	1,132,985
Spain	—	1,803,346	—	1,803,346
Sweden	—	869,621	—	869,621
Switzerland	—	11,637,320	—	11,637,320
Taiwan	—	1,904,326	—	1,904,326
United Kingdom	—	20,027,734	—	20,027,734
United States	1,785,358	—	—	1,785,358

Total	$9,137,846	$105,888,892	—	$115,026,738

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$14,829	—	$14,829
Liabilities:
Foreign currency exchange contracts	—	(1,779)	—	(1,779)

Total	—	$13,050	—	$13,050

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

4	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments August 31, 2010 (Unaudited)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.1%
Honeywell International, Inc.	27,103	$1,059,456

Beverages — 1.7%
The Coca-Cola Co.	23,745	1,327,820
PepsiCo, Inc.	4,984	319,873

		1,647,693

Capital Markets — 3.1%
The Bank of New York Mellon Corp.	71,938	1,745,935
The Goldman Sachs Group, Inc.	6,449	883,126
State Street Corp.	10,358	363,359

		2,992,420

Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	16,813	685,466

Commercial Banks — 1.7%
The PNC Financial Services Group, Inc. (a)	500	25,480
U.S. Bancorp	30,293	630,094
Wells Fargo & Co.	42,410	998,756

		1,654,330

Communications Equipment — 1.0%
Cisco Systems, Inc. (b)	45,830	918,891

Computers & Peripherals — 2.1%
Dell, Inc. (b)	83,325	980,735
Hewlett-Packard Co.	25,974	999,480

		1,980,215

Diversified Financial Services — 5.8%
Bank of America Corp.	138,664	1,726,367
Citigroup, Inc. (b)	279,722	1,040,566
JPMorgan Chase & Co.	77,356	2,812,664

		5,579,597

Diversified Telecommunication Services — 3.5%
AT&T Inc.	52,557	1,420,616
Frontier Communications Corp.	1	6
Verizon Communications, Inc.	65,929	1,945,565

		3,366,187

Electric Utilities — 1.3%
American Electric Power Co., Inc.	13,485	477,504
FirstEnergy Corp.	20,885	762,929

		1,240,433

Electrical Equipment — 0.8%
Emerson Electric Co.	15,733	733,944

Energy Equipment & Services — 2.9%
Halliburton Co.	62,833	1,772,519

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Noble Corp.	11,053	$343,969
Weatherford International Ltd. (b)	44,746	667,163

		2,783,651

Food & Staples Retailing — 3.4%
CVS Caremark Corp.	45,155	1,219,185
Wal-Mart Stores, Inc.	39,792	1,995,171

		3,214,356

Food Products — 4.2%
Kraft Foods, Inc.	83,552	2,502,382
Unilever NV - ADR	55,348	1,482,773

		3,985,155

Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	41,150	1,232,854
UnitedHealth Group, Inc.	52,575	1,667,679
WellPoint, Inc. (b)	12,801	635,954

		3,536,487

Household Products — 0.3%
The Procter & Gamble Co.	5,218	311,358

IT Services — 0.8%
Accenture Plc	13,974	511,448
The Western Union Co.	18,078	283,463

		794,911

Industrial Conglomerates — 3.3%
General Electric Co.	82,964	1,201,319
Textron, Inc.	31,109	531,030
Tyco International Ltd.	36,938	1,377,049

		3,109,398

Insurance — 8.3%
Aflac, Inc.	10,358	489,416
Chubb Corp.	69,261	3,817,666
MetLife, Inc.	35,179	1,322,730
The Travelers Cos., Inc.	46,578	2,281,391

		7,911,203

Internet Software & Services — 4.7%
eBay, Inc. (b)	127,930	2,973,093
Yahoo! Inc. (b)	116,111	1,518,732

		4,491,825

Machinery — 1.0%
Ingersoll-Rand Plc	30,039	977,169

Media — 13.6%
Comcast Corp., Class A	253,460	4,339,235
DIRECTV, Class A (b)	22,155	840,118
News Corp., Class B	90,390	1,274,499
Time Warner Cable, Inc.	27,671	1,428,100
Time Warner, Inc.	52,199	1,564,926

Portfolio Abbreviation

ADR     American Depositary Receipts

FDP SERIES, INC.	AUGUST 31, 2010	1

Schedule of Investments (continued)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Viacom, Inc., Class B	113,392	$3,562,777

		13,009,655

Metals & Mining — 1.2%
Alcoa, Inc.	112,542	1,149,054

Multi-Utilities — 0.3%
Sempra Energy	6,449	328,383

Multiline Retail — 1.3%
JCPenney Co., Inc.	26,408	528,160
Macy’s, Inc.	15,535	302,000
Target Corp.	7,915	404,932

		1,235,092

Oil, Gas & Consumable Fuels — 6.2%
BP Plc - ADR	14,462	503,711
Chevron Corp.	25,602	1,898,644
ConocoPhillips	28,925	1,516,538
Royal Dutch Shell Plc - ADR	26,363	1,398,557
Total SA - ADR	12,801	597,167

		5,914,617

Paper & Forest Products — 2.6%
International Paper Co.	119,910	2,453,359

Personal Products — 0.6%
Avon Products, Inc.	18,557	540,009

Pharmaceuticals — 9.5%
Abbott Laboratories	16,447	811,495
Bristol-Myers Squibb Co.	91,664	2,390,597
GlaxoSmithKline Plc - ADR	16,008	598,699
Merck & Co, Inc.	57,086	2,007,144
Pfizer, Inc.	164,830	2,625,742
Roche Holding AG - ADR	18,957	643,211

		9,076,888

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	67,054	1,188,197
KLA-Tencor Corp.	14,268	399,646

		1,587,843

Software — 0.3%
Microsoft Corp.	13,388	314,350

Specialty Retail — 1.7%
Home Depot, Inc.	29,413	817,976
Lowe’s Cos., Inc.	42,117	854,975

		1,672,951

Tobacco — 1.1%
Philip Morris International, Inc.	20,255	1,041,917

Wireless Telecommunication Services — 1.0%
Vodafone Group Plc - ADR	38,892	940,409

Total Long-Term Investments (Cost – $93,248,911) – 96.5%		92,238,672

Short-Term Securities	Par (000)	Value

Time Deposits — 3.6%
Brown Brothers Harriman & Co., 0.00%, 9/01/10	$3,394	$3,393,805

Total Short-Term Securities (Cost - $3,393,805) - 3.6%		3,393,805

Total Investments (Cost – $96,642,716*) – 100.1%		95,632,477

Liabilities in Excess of Other Assets – (0.1)%		(57,707)

Net Assets – 100.0%		$95,574,770

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$98,437,008

	Gross unrealized appreciation	$6,226,546
	Gross unrealized depreciation	(9,031,077)

	Net unrealized depreciation	$(2,804,531)

2	FDP SERIES, INC.	AUGUST 31, 2010

Schedule of Investments (concluded)	Van Kampen Value FDP Fund

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased	Shares Sold	Shares Held at August 31, 2010	Value at August 31, 2010	Realized Gain (Loss)	Income

The PNC Financial Services Group, Inc.	500	—	—	500	$25,480	—	$50

(b)	Non-income producing security.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$92,238,672	—	—	$92,238,672
Short-Term Securities	—	$3,393,805	—	3,393,805

Total	$92,238,672	$3,393,805	—	$95,632,477

[1] See above Schedule of Investments for values in each industry.

FDP SERIES, INC.	AUGUST 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
FDP Series, Inc.

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 25, 2010